Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 875	$ 1,246
Provision for credit losses
Model changes	(2)
Originations	10	6
Maturities	(34)	(38)
Changes in risk, parameters and exposures	374	(40)
Write-offs	(503)	(460)
Recoveries	171	163
Exchange rate and other	2	(2)
Balance at end of period	893	875
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	233	364
Provision for credit losses
Model changes	(2)
Transfers to Stage 1	495	723
Transfers to Stage 2	(95)	(105)
Transfers to Stage 3	(2)	(4)
Originations	10	6
Maturities	(5)	(7)
Changes in risk, parameters and exposures	(458)	(742)
Exchange rate and other	1	(2)
Balance at end of period	177	233
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	642	882
Provision for credit losses
Transfers to Stage 1	(495)	(723)
Transfers to Stage 2	95	105
Transfers to Stage 3	(325)	(309)
Maturities	(29)	(31)
Changes in risk, parameters and exposures	826	719
Exchange rate and other	2	(1)
Balance at end of period	716	642
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	327	313
Changes in risk, parameters and exposures	6	(17)
Write-offs	(503)	(460)
Recoveries	171	163
Exchange rate and other	$ (1)	$ 1